Hartford Schroders Global Strategic Bond Fund (Prospectus Summary) | Hartford Schroders Global Strategic Bond Fund
Hartford Schroders Global Strategic Bond Fund Summary Section
INVESTMENT OBJECTIVE.
The Fund seeks total return over the long term.
YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Hartford Funds. For purchases of Class T shares, you may qualify for a sales charge discount if you purchase $250,000 or more in a single transaction. More information about these and other discounts is available from your financial professional and in the “How Sales Charges are Calculated” section beginning on page 101 of the Fund’s statutory prospectus and the “Purchase and Redemption of Shares” section beginning on page 80 of the Fund’s statement of additional information. In addition, descriptions of any financial intermediary specific sales load waivers and/or discounts are reproduced in Appendix A to the statutory prospectus based on information provided by the financial intermediaries. The table and examples below do not reflect any transaction fees that may be charged by financial intermediaries. In addition, the table and examples below do not reflect any commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class F shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - -	Class A		Class T	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%		2.50%	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	none	1.00%	none	none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - -		Class A	Class T	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F
Management fees	[1]	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%
Distribution and service (12b-1) fees	[1]	0.25%	0.25%	1.00%	none	0.50%	0.25%	none	none	none
Total other expenses	[1]	0.21%	0.21%	0.21%	0.23%	0.34%	0.29%	0.24%	0.18%	0.13%
Administrative services fee	[1]	none	none	none	none	0.20%	0.15%	0.10%	none	none
Other expenses	[1]	0.21%	0.21%	0.21%	0.23%	0.14%	0.14%	0.14%	0.18%	0.13%
Total annual fund operating expenses	[1]	1.12%	1.12%	1.87%	0.89%	1.50%	1.20%	0.90%	0.84%	0.79%
Fee waiver and/or expense reimbursement	[1],[2]	0.08%	0.08%	0.01%	0.10%	0.09%	0.09%	0.09%	0.08%	0.15%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[1],[2]	1.04%	1.04%	1.86%	0.79%	1.41%	1.11%	0.81%	0.76%	0.64%
[1]	Fees and expenses have been restated to reflect estimated amounts for the current fiscal year.
[2]	Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.04% (Class A), 1.04% (Class T), 1.86% (Class C), 0.79% (Class I), 1.41% (Class R3), 1.11% (Class R4), 0.81% (Class R5), 0.76% (Class Y) and 0.64% (Class F). This contractual arrangement will remain in effect until October 24, 2018. In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for Class A, T, C, I, R3, R4, R5 and Y shares. This contractual arrangement will remain in effect until February 28, 2018 and shall renew automatically for one-year terms thereafter unless HASCO provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds II, Inc. HASCO has contractually agreed to reimburse all transfer agency fees for Class F shares until February 28, 2018.

Example.

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•  Your investment has a 5% return each year

•  The Fund's operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•  You reinvest all dividends and distributions

•  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example - - - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	551	782	1,032	1,745
Class T	353	589	844	1,572
Class C	289	587	1,010	2,190
Class I	81	274	483	1,087
Class R3	144	465	810	1,783
Class R4	113	372	651	1,447
Class R5	83	278	490	1,100
Class Y	78	260	458	1,030
Class F	65	237	424	964

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - - - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	551	782	1,032	1,745
Class T	353	589	844	1,572
Class C	189	587	1,010	2,190
Class I	81	274	483	1,087
Class R3	144	465	810	1,783
Class R4	113	372	651	1,447
Class R5	83	278	490	1,100
Class Y	78	260	458	1,030
Class F	65	237	424	964

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 140% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.

The Fund seeks total return by investing principally in fixed income securities of issuers located anywhere in the world that the Fund’s sub-advisers, Schroder Investment Management North America Inc. (“SIMNA”) and Schroder Investment Management North America Limited (“SIMNA Ltd.,” together with SIMNA, the “Sub-Advisers”), believe offer the potential for income, capital appreciation, or both. Fixed income securities in which the Fund may invest may be obligations of governments or government agencies or instrumentalities, supra-national issuers, or corporate issuers. Fixed income securties may pay fixed, variable, or floating interest rates and may include asset-backed securities, mortgage-backed securities, zero-coupon securities, convertible securities, inflation-indexed bonds, structured notes, bank loans, loan participations, loan assignments, municipal securities, and other securities bearing fixed or variable interest rates of any maturity. Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities.

The Fund invests primarily in securities of issuers located in a number of countries around the world, including emerging markets and the United States. The Fund may seek to hedge against adverse changes in the values of the currencies in which its investments are denominated, although it will not be required to do so. The Fund may invest in securities rated in any rating category and in unrated securities, and it may invest any portion of its assets in securities rated below investment grade or in unrated securities considered by the Fund’s Sub-Advisers to be of comparable quality (so-called “junk bonds”). In addition, the Fund may invest a majority of its assets in asset-backed and mortgage-backed securities. The Fund may invest in “Rule 144A” securities, which are privately placed, restricted securities that may only be resold under certain circumstances to other qualified institutional buyers.

The Sub-Advisers will allocate the Fund’s assets among issuers, types of securities, industries, interest rates, and geographical regions based on an assessment of the relative values and the risks and rewards these potential investments present. The allocation of the Fund’s assets to different sectors and issuers will change over time, sometimes rapidly, and the Fund may invest without limit in a single sector or a small number of sectors of the fixed income universe. The average duration of the Fund will vary based on the Sub-Advisers’ assessment of market and economic factors and other considerations. Duration is a measure of a bond price’s sensitivity to a given change in interest rates. Generally, the higher a bond’s duration, the greater its price sensitivity to a change in interest rates. In contrast to duration, maturity measures only the time until final payment is due.

The investment processes used by the Fund may result in frequent trading of the Fund’s portfolio securities. The Sub-Advisers may sell an investment for the Fund if they believe that the investment no longer offers attractive potential future returns compared to other investment opportunities or that it presents undesirable risks, or in an attempt to limit losses. The Sub-Advisers may also allocate assets in cash and cash equivalents strategically, potentially building the Fund’s cash position when the Sub-Advisers believe that attractive investments for the Fund are not available or when the Sub-Advisers believe that a relatively large cash position will help ensure that the Fund will be able to invest in attractive new opportunities as they become available.

The Sub-Advisers may use derivatives actively in managing the Fund, including without limitation, foreign currency exchange transactions (including currency futures, forwards, and option transactions), swap contracts (including interest rate swaps, total return swaps, and credit default swaps), futures contracts and options on futures. The Fund may (but will not be required to) enter into any of these transactions to generate income; replicate certain direct investments; take a net long or short position in certain investments or markets; hedge various risks such as credit risk, interest rate risk, currency risk, and liquidity risk (although the Fund is not required to enter into hedging transactions); provide liquidity in the Fund; equitize cash; minimize transaction costs; adjust the Fund’s sensitivity to interest rate risk, currency risk, or other risk; and for asset and sector allocation purposes. The Fund may invest in warrants or options to purchase debt securities or equity securities.

The Fund may implement short positions, including through the use of derivative instruments, such as swaps or futures, or through short sales of instruments that are eligible investments for the Fund. For example, the Fund may enter into a futures contract pursuant to which it agrees to sell an asset (that it does not currently own) at a specified price in the future in anticipation that the asset’s value will decrease between the time the position is established and the agreed date of sale.

The Fund will normally hold investments in a number of different countries around the world. Under normal circumstances, at least 40% (and normally not less than 30%) of the Fund’s net assets will be invested in or exposed to foreign securities or derivative instruments with exposure to foreign securities of at least three different countries outside the United States. Investments are deemed to be “foreign” if: (a) an issuer’s domicile or location of headquarters is in a foreign country; (b) an issuer derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country or has at least 50% of its assets situated in a foreign country; (c) the principal trading market for a security is located in a foreign country; or (d) it is a foreign currency. The Fund’s investments in derivative securities, exchange traded funds (ETFs) and exchange traded notes (ETNs) will be considered to be “foreign” if the underlying assets represented by the investment are determined to be foreign using the foregoing criteria. The Fund is a non-diversified mutual fund, which means that it may invest its assets in a smaller number of issuers than a diversified fund. The Fund may trade investments actively.

PRINCIPAL RISKS.

The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective. For more information regarding risks and investment matters, please see "Additional Information Regarding Investment Strategies and Risks" and "More Information About Risks" in the Fund's statutory prospectus.

Market Risk −Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends, including adverse changes to credit markets.

Interest Rate Risk −The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. A wide variety of factors can cause interest rates to rise, including central bank monetary policies and inflation rates. Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund's income. These risks are greater during periods of rising inflation. Volatility in interest rates and in fixed income markets may increase the risk that the Fund's investment in fixed income securities will go down in value. Risks associated with rising interest rates are currently heightened because interest rates in the U.S. are at, or near, historic lows.

Credit Risk −Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer's financial strength, credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

High Yield Investments Risk −High yield investments rated below investment grade (also referred to as "junk bonds") are considered to be speculative and are subject to heightened credit risk, which may make the Fund more sensitive to adverse developments in the U.S. and abroad. Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Mortgage- and Asset-Backed Securities Risk −Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to credit risk, interest rate risk, "prepayment risk" (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and "extension risk" (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may only receive payments after the pool's obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called "subprime" mortgages.

Foreign Investments Risk −Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund's investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund's foreign investments. Certain European countries in which the Fund may invest have recently experienced significant volatility in financial markets and may continue to do so in the future. The impact of the United Kingdom's intended departure from the European Union, commonly known as "Brexit," and the potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets. This may adversely impact Fund performance.

Emerging Markets Risk −The risks related to investing in foreign securities are generally greater with respect to investments in companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, significant delays in settlement of trades, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, the risks of investing in emerging markets are magnified in frontier markets.

Currency Risk −The risk that the value of the Fund's investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer's local currency.

Loans and Loan Participations Risk −Loans and loan participations, including floating rate loans, are subject to credit risk, including the risk of nonpayment of principal or interest. Also, substantial increases in interest rates may cause an increase in loan defaults. Although the loans the Fund holds may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. In addition, in the event an issuer becomes insolvent, a loan could be subject to settlement risks or administrative disruptions that could adversely affect the Fund's investment. It may also be difficult to obtain reliable information about a loan or loan participation.

Many loans are relatively illiquid or are subject to restrictions on resale and may be difficult to value, which will have an adverse impact on the Fund's ability to dispose of particular loans or loan participations when necessary to meet redemption requests or liquidity needs, or to respond to a specific economic event, such as deterioration in the creditworthiness of the borrower. Loans may also be subject to extension risk (the risk that borrowers will repay a loan more slowly in periods of rising interest rates) and prepayment risk (the risk that borrowers will repay a loan more quickly in periods of falling interest rates).

The Fund may acquire a participation interest in a loan that is held by another party. When the Fund's loan interest is a participation, the Fund may have less control over the exercise of remedies than the party selling the participation interest, and it normally would not have any direct rights against the borrower.

Loan interests may not be considered "securities," and purchasers, such as the Fund, may not, therefore, be entitled to rely on the anti-fraud protections of the federal securities laws. The Fund may be in possession of material non-public information about a borrower or issuer as a result of its ownership of a loan or security of such borrower or issuer. Because of prohibitions on trading in securities of issuers while in possession of such information, the Fund may be unable to enter into a transaction in a loan or security of such a borrower or issuer when it would otherwise be advantageous to do so.

U.S. Government Securities Risk −Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Securities backed by the U.S. Treasury or the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government. U.S. Government securities are also subject to the risk that the U.S. Treasury will be unable to meet its payment obligations.

Non-Diversification Risk −The Fund is non-diversified, which means it is permitted to invest a greater portion of its assets in a smaller number of issuers than a "diversified" fund. For this reason the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. The Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified fund.

Municipal Securities Risk −Municipal securities risks include the possibility that the issuer may be unable to pay interest or repay principal on a timely basis or at all, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. In addition, state or local political or economic conditions and developments can adversely affect the securities issued by state and local governments. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws, including tax rate reductions or the determination that municipal securities are subject to taxation.

Derivatives Risk −Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. Successful use of derivative instruments by the Fund depends on the sub-adviser's judgment with respect to a number of factors and the Fund's performance could be worse and/or more volatile than if it had not used these instruments. In addition, the fluctuations in the value of derivatives may not correlate perfectly with the value of any portfolio assets being hedged, the performance of the asset class to which the sub-adviser seeks exposure, or the overall securities markets.

Swaps Risk −A swap is a two-party contract that generally obligates the parties to exchange payments based on a specified reference security, basket of securities, security index or index component. Swaps can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Certain swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Futures and Options Risks −Futures and options may be more volatile than direct investments in the securities underlying the futures and options, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid. Futures and options also may involve the use of leverage as the Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures or options had not been used. Futures and options are also subject to the risk that the other party to the transaction may default on its obligation.

Forward Currency Contracts Risk −A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in foreign currency exchange rates. While forward foreign currency exchange contracts do not eliminate fluctuations in the value of foreign securities, they do allow the Fund to establish a fixed rate of exchange for a future point in time. Use of such contracts, therefore, can have the effect of reducing returns and minimizing opportunities for gain. The Fund could also lose money when the contract is settled. Gains from foreign currency contracts are typically taxable as ordinary income and may significantly increase an investor's tax liability.

Counterparty Risk −The risk that the counterparty in a transaction by the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Leverage Risk −Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. Leverage may also cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so.

Convertible Securities Risk −Debt securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities.

Liquidity Risk −The risk that the market for a particular investment or type of investment is or becomes relatively illiquid, making it difficult for the Fund to sell that investment at an advantageous time or price. Illiquidity may be due to events relating to the issuer of the securities, market events, rising interest rates, economic conditions or investor perceptions. Illiquid securities may be difficult to value and their value may be lower than the market price of comparable liquid securities, which would negatively affect the Fund's performance.

Rule 144A Securities Risk −Rule 144A investments are subject to certain additional risks compared to publicly traded securities. If there are not enough qualified buyers interested in purchasing Rule 144A securities when the Fund wishes to sell such securities, the Fund may be unable to dispose of such securities promptly or at reasonable prices. For this reason, although Rule 144A securities are generally considered to be liquid, the Fund's holdings in Rule 144A securities may adversely affect the Fund's overall liquidity if qualified buyers become uninterested in buying them at a particular time. Issuers of Rule 144A securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available. Further, issuers of Rule 144A securities can require recipients of the information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund's ability to dispose of a security.

Sovereign Debt Risk −Investments in sovereign debt are subject to the risk that the issuer of the non-U.S. sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due. This may result from political or social factors, the general economic environment of a country or economic region, levels of foreign debt or foreign currency exchange rates.

Volatility Risk −Share price, yield and total return may fluctuate more than with funds that use a different investment strategy.

Investment Strategy Risk −The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee that the Fund's investment objective will be achieved.

Active Trading Risk −Active trading could increase the Fund's transaction costs and may increase your tax liability as compared to a fund with less active trading policies. These effects may adversely affect Fund performance.

Large Shareholder Transaction Risk −The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund's net asset value ("NAV") and liquidity. Similarly, large Fund share purchases may adversely affect a Fund's performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs.

The Fund is subject to certain other risks, which are discussed in "Additional Information Regarding Investment Strategies and Risks" and "More Information About Risks" in the Fund's statutory prospectus.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund. Performance information prior to October 24, 2016 for Class A and Class I shares reflects the historical performance, fees and expenses of the then-existing Advisor and Investor Class shares, respectively, of the Schroder Global Strategic Bond Fund (the “Predecessor Fund”), which commenced operations on June 23, 2014. Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on October 24, 2016. Performance information prior to October 24, 2016 for Class C, Class R3, Class R4, Class R5, and Class Y shares reflects the performance, fees and expenses of the Predecessor Fund’s Investor Class shares. As of December 31, 2016, Class T shares had not commenced operations and performance is that of the Fund’s Class A shares (adjusted to reflect the Class T sales charge). As of December 31, 2016, Class F shares had not commenced operations and performance is that of the Fund’s Class I shares. SIMNA and SIMNA Ltd. served as the investment manager and sub-adviser, respectively, to the Predecessor Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at www.hartfordfunds.com. The returns.

The returns:

•  Assume reinvestment of all dividends and distributions

•  Would be different if the Fund’s fees and expenses were reflected for periods prior to October 24, 2016.

•  Would be lower if the Predecessor Fund's and the Fund's operating expenses had not been limited.

The bar chart:

•  Shows how the Fund's total return has varied from year to year

•  Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

•  Shows the returns of the Fund's Class A shares. Because all of the Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 1.65% (4th quarter, 2016) Lowest -2.79% (3rd quarter, 2015)
Average Annual Total Returns.
The table below shows returns for the Fund over time compared to those of a broad-based market index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes and are shown only for Class A shares. After-tax returns will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. For more information regarding returns, see the “Performance Notes” section in the Fund’s statutory prospectus.

Average annual total returns for periods ending December 31, 2016 (including sales charges)
Average Annual Total Returns - -	Label	1 Year	Since Inception	Inception Date
Class A	Class A - Return Before Taxes	(1.93%)	(2.40%)	Jun. 23, 2014
Class A | After Taxes on Distributions	Class A - After Taxes on Distributions	(3.43%)	(3.93%)	Jun. 23, 2014
Class A | After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	(1.10%)	(2.50%)	Jun. 23, 2014
Class T	Class T - Return Before Taxes	0.18%	(1.61%)	Jun. 23, 2014
Class C	Class C - Return Before Taxes	1.82%	(0.44%)	Jun. 23, 2014
Class I	Class I - Return Before Taxes	3.00%	(0.37%)	Jun. 23, 2014
Class R3	Class R3 - Return Before Taxes	2.88%	(0.41%)	Jun. 23, 2014
Class R4	Class R4 - Return Before Taxes	2.94%	(0.39%)	Jun. 23, 2014
Class R5	Class R5 - Return Before Taxes	2.99%	(0.37%)	Jun. 23, 2014
Class Y	Class Y - Return Before Taxes	3.01%	(0.37%)	Jun. 23, 2014
Class F	Class F - Return Before Taxes	3.00%	(0.37%)	Jun. 23, 2014
3-Month USD Fixed LIBOR	3-Month USD Fixed LIBOR (reflects no deduction for fees, expenses or taxes)	0.66%	0.40%	Jun. 23, 2014

Hartford Schroders Global Strategic Bond Fund | Hartford Schroders Global Strategic Bond Fund
Hartford Schroders Global Strategic Bond Fund Summary Section
INVESTMENT OBJECTIVE.
The Fund seeks total return over the long term.
YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and examples below do not reflect any transaction fees that may be charged by financial intermediaries. In addition, the table and examples below do not reflect any commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class SDR shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class SDR	[1]
Management fees	0.66%
Distribution and service (12b-1) fees	none
Other expenses	0.13%
Total annual fund operating expenses	0.79%
Fee waiver and/or expense reimbursement	0.15%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.64%	[2]
[1]	Fees and expenses have been restated to reflect estimated amounts for the current fiscal year.
[2]	Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses at 0.64% for Class SDR. This contractual arrangement will remain in effect until October 24, 2018. In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for Class SDR. This contractual arrangement will remain in effect until February 28, 2018 and shall renew automatically for one-year terms thereafter unless HASCO provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds II, Inc.

Example.

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•  Your investment has a 5% return each year

•  The Fund's operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•  You reinvest all dividends and distributions

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example	Year 1	Year 3	Year 5	Year 10
| | Class SDR | USD ($)	65	237	424	964

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 140% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.

The Fund seeks total return by investing principally in fixed income securities of issuers located anywhere in the world that the Fund’s sub-advisers, Schroder Investment Management North America Inc. (“SIMNA”) and Schroder Investment Management North America Limited (“SIMNA Ltd.,” together with SIMNA, the “Sub-Advisers”), believe offer the potential for income, capital appreciation, or both. Fixed income securities in which the Fund may invest may be obligations of governments or government agencies or instrumentalities, supra-national issuers, or corporate issuers. Fixed income securties may pay fixed, variable, or floating interest rates and may include asset-backed securities, mortgage-backed securities, zero-coupon securities, convertible securities, inflation-indexed bonds, structured notes, bank loans, loan participations, loan assignments, municipal securities, and other securities bearing fixed or variable interest rates of any maturity. Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities.

The Fund invests primarily in securities of issuers located in a number of countries around the world, including emerging markets and the United States. The Fund may seek to hedge against adverse changes in the values of the currencies in which its investments are denominated, although it will not be required to do so. The Fund may invest in securities rated in any rating category and in unrated securities, and it may invest any portion of its assets in securities rated below investment grade or in unrated securities considered by the Fund’s Sub-Advisers to be of comparable quality (so-called “junk bonds”). In addition, the Fund may invest a majority of its assets in asset-backed and mortgage-backed securities. The Fund may invest in “Rule 144A” securities, which are privately placed, restricted securities that may only be resold under certain circumstances to other qualified institutional buyers.

The Sub-Advisers will allocate the Fund’s assets among issuers, types of securities, industries, interest rates, and geographical regions based on an assessment of the relative values and the risks and rewards these potential investments present. The allocation of the Fund’s assets to different sectors and issuers will change over time, sometimes rapidly, and the Fund may invest without limit in a single sector or a small number of sectors of the fixed income universe. The average duration of the Fund will vary based on the Sub-Advisers’ assessment of market and economic factors and other considerations. Duration is a measure of a bond price’s sensitivity to a given change in interest rates. Generally, the higher a bond’s duration, the greater its price sensitivity to a change in interest rates. In contrast to duration, maturity measures only the time until final payment is due.

The investment processes used by the Fund may result in frequent trading of the Fund’s portfolio securities. The Sub-Advisers may sell an investment for the Fund if they believe that the investment no longer offers attractive potential future returns compared to other investment opportunities or that it presents undesirable risks, or in an attempt to limit losses. The Sub-Advisers may also allocate assets in cash and cash equivalents strategically, potentially building the Fund’s cash position when the Sub-Advisers believe that attractive investments for the Fund are not available or when the Sub-Advisers believe that a relatively large cash position will help ensure that the Fund will be able to invest in attractive new opportunities as they become available.

The Sub-Advisers may use derivatives actively in managing the Fund, including without limitation, foreign currency exchange transactions (including currency futures, forwards, and option transactions), swap contracts (including interest rate swaps, total return swaps, and credit default swaps), futures contracts and options on futures. The Fund may (but will not be required to) enter into any of these transactions to generate income; replicate certain direct investments; take a net long or short position in certain investments or markets; hedge various risks such as credit risk, interest rate risk, currency risk, and liquidity risk (although the Fund is not required to enter into hedging transactions); provide liquidity in the Fund; equitize cash; minimize transaction costs; adjust the Fund’s sensitivity to interest rate risk, currency risk, or other risk; and for asset and sector allocation purposes. The Fund may invest in warrants or options to purchase debt securities or equity securities.

The Fund may implement short positions, including through the use of derivative instruments, such as swaps or futures, or through short sales of instruments that are eligible investments for the Fund. For example, the Fund may enter into a futures contract pursuant to which it agrees to sell an asset (that it does not currently own) at a specified price in the future in anticipation that the asset’s value will decrease between the time the position is established and the agreed date of sale.

The Fund will normally hold investments in a number of different countries around the world. Under normal circumstances, at least 40% (and normally not less than 30%) of the Fund’s net assets will be invested in or exposed to foreign securities or derivative instruments with exposure to foreign securities of at least three different countries outside the United States. Investments are deemed to be “foreign” if: (a) an issuer’s domicile or location of headquarters is in a foreign country; (b) an issuer derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country or has at least 50% of its assets situated in a foreign country; (c) the principal trading market for a security is located in a foreign country; or (d) it is a foreign currency. The Fund’s investments in derivative securities, exchange traded funds (ETFs) and exchange traded notes (ETNs) will be considered to be “foreign” if the underlying assets represented by the investment are determined to be foreign using the foregoing criteria. The Fund is a non-diversified mutual fund, which means that it may invest its assets in a smaller number of issuers than a diversified fund. The Fund may trade investments actively.

PRINCIPAL RISKS.

The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective. For more information regarding risks and investment matters, please see "Additional Information Regarding Investment Strategies and Risks" and "More Information About Risks" in the Fund's statutory prospectus.

Market Risk −Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends, including adverse changes to credit markets.

Interest Rate Risk −The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. A wide variety of factors can cause interest rates to rise, including central bank monetary policies and inflation rates. Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund's income. These risks are greater during periods of rising inflation. Volatility in interest rates and in fixed income markets may increase the risk that the Fund's investment in fixed income securities will go down in value. Risks associated with rising interest rates are currently heightened because interest rates in the U.S. are at, or near, historic lows.

Credit Risk −Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer's financial strength, credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

High Yield Investments Risk −High yield investments rated below investment grade (also referred to as "junk bonds") are considered to be speculative and are subject to heightened credit risk, which may make the Fund more sensitive to adverse developments in the U.S. and abroad. Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Mortgage- and Asset-Backed Securities Risk −Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to credit risk, interest rate risk, "prepayment risk" (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and "extension risk" (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may only receive payments after the pool's obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called "subprime" mortgages.

Foreign Investments Risk −Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund's investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund's foreign investments. Certain European countries in which the Fund may invest have recently experienced significant volatility in financial markets and may continue to do so in the future. The impact of the United Kingdom's intended departure from the European Union, commonly known as "Brexit," and the potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets. This may adversely impact Fund performance.

Emerging Markets Risk −The risks related to investing in foreign securities are generally greater with respect to investments in companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, significant delays in settlement of trades, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, the risks of investing in emerging markets are magnified in frontier markets.

Currency Risk −The risk that the value of the Fund's investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer's local currency.

Loans and Loan Participations Risk −Loans and loan participations, including floating rate loans, are subject to credit risk, including the risk of nonpayment of principal or interest. Also, substantial increases in interest rates may cause an increase in loan defaults. Although the loans the Fund holds may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. In addition, in the event an issuer becomes insolvent, a loan could be subject to settlement risks or administrative disruptions that could adversely affect the Fund's investment. It may also be difficult to obtain reliable information about a loan or loan participation.

Many loans are relatively illiquid or are subject to restrictions on resale and may be difficult to value, which will have an adverse impact on the Fund's ability to dispose of particular loans or loan participations when necessary to meet redemption requests or liquidity needs, or to respond to a specific economic event, such as deterioration in the creditworthiness of the borrower. Loans may also be subject to extension risk (the risk that borrowers will repay a loan more slowly in periods of rising interest rates) and prepayment risk (the risk that borrowers will repay a loan more quickly in periods of falling interest rates).

The Fund may acquire a participation interest in a loan that is held by another party. When the Fund's loan interest is a participation, the Fund may have less control over the exercise of remedies than the party selling the participation interest, and it normally would not have any direct rights against the borrower.

Loan interests may not be considered "securities," and purchasers, such as the Fund, may not, therefore, be entitled to rely on the anti-fraud protections of the federal securities laws. The Fund may be in possession of material non-public information about a borrower or issuer as a result of its ownership of a loan or security of such borrower or issuer. Because of prohibitions on trading in securities of issuers while in possession of such information, the Fund may be unable to enter into a transaction in a loan or security of such a borrower or issuer when it would otherwise be advantageous to do so.

U.S. Government Securities Risk −Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Securities backed by the U.S. Treasury or the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government. U.S. Government securities are also subject to the risk that the U.S. Treasury will be unable to meet its payment obligations.

Non-Diversification Risk −The Fund is non-diversified, which means it is permitted to invest a greater portion of its assets in a smaller number of issuers than a "diversified" fund. For this reason the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. The Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified fund.

Municipal Securities Risk −Municipal securities risks include the possibility that the issuer may be unable to pay interest or repay principal on a timely basis or at all, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. In addition, state or local political or economic conditions and developments can adversely affect the securities issued by state and local governments. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws, including tax rate reductions or the determination that municipal securities are subject to taxation.

Derivatives Risk −Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. Successful use of derivative instruments by the Fund depends on the sub-adviser's judgment with respect to a number of factors and the Fund's performance could be worse and/or more volatile than if it had not used these instruments. In addition, the fluctuations in the value of derivatives may not correlate perfectly with the value of any portfolio assets being hedged, the performance of the asset class to which the sub-adviser seeks exposure, or the overall securities markets.

Swaps Risk −A swap is a two-party contract that generally obligates the parties to exchange payments based on a specified reference security, basket of securities, security index or index component. Swaps can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Certain swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Futures and Options Risks −Futures and options may be more volatile than direct investments in the securities underlying the futures and options, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid. Futures and options also may involve the use of leverage as the Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures or options had not been used. Futures and options are also subject to the risk that the other party to the transaction may default on its obligation.

Forward Currency Contracts Risk −A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in foreign currency exchange rates. While forward foreign currency exchange contracts do not eliminate fluctuations in the value of foreign securities, they do allow the Fund to establish a fixed rate of exchange for a future point in time. Use of such contracts, therefore, can have the effect of reducing returns and minimizing opportunities for gain. The Fund could also lose money when the contract is settled. Gains from foreign currency contracts are typically taxable as ordinary income and may significantly increase an investor's tax liability.

Counterparty Risk −The risk that the counterparty in a transaction by the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Leverage Risk −Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. Leverage may also cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so.

Convertible Securities Risk −Debt securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities.

Liquidity Risk −The risk that the market for a particular investment or type of investment is or becomes relatively illiquid, making it difficult for the Fund to sell that investment at an advantageous time or price. Illiquidity may be due to events relating to the issuer of the securities, market events, rising interest rates, economic conditions or investor perceptions. Illiquid securities may be difficult to value and their value may be lower than the market price of comparable liquid securities, which would negatively affect the Fund's performance.

Rule 144A Securities Risk −Rule 144A investments are subject to certain additional risks compared to publicly traded securities. If there are not enough qualified buyers interested in purchasing Rule 144A securities when the Fund wishes to sell such securities, the Fund may be unable to dispose of such securities promptly or at reasonable prices. For this reason, although Rule 144A securities are generally considered to be liquid, the Fund's holdings in Rule 144A securities may adversely affect the Fund's overall liquidity if qualified buyers become uninterested in buying them at a particular time. Issuers of Rule 144A securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available. Further, issuers of Rule 144A securities can require recipients of the information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund's ability to dispose of a security.

Sovereign Debt Risk −Investments in sovereign debt are subject to the risk that the issuer of the non-U.S. sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due. This may result from political or social factors, the general economic environment of a country or economic region, levels of foreign debt or foreign currency exchange rates.

Volatility Risk −Share price, yield and total return may fluctuate more than with funds that use a different investment strategy.

Investment Strategy Risk −The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee that the Fund's investment objective will be achieved.

Active Trading Risk −Active trading could increase the Fund's transaction costs and may increase your tax liability as compared to a fund with less active trading policies. These effects may adversely affect Fund performance.

Large Shareholder Transaction Risk −The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund's net asset value ("NAV") and liquidity. Similarly, large Fund share purchases may adversely affect a Fund's performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs.

The Fund is subject to certain other risks, which are discussed in "Additional Information Regarding Investment Strategies and Risks" and "More Information About Risks" in the Fund's statutory prospectus.

PAST PERFORMANCE.
The performance information below indicates the risks of investing in the Fund. Performance information prior to October 24, 2016 for Class SDR shares reflects the historical performance, fees and expenses of the then-existing Class R6 shares of the Schroder Global Strategic Bond Fund (the “Predecessor Fund”) and, prior to December 19, 2014, the Investor Class shares of the Predecessor Fund. SIMNA and SIMNA Ltd. served as the investment manager and sub-adviser, respectively, to the Predecessor Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at www.hartfordfunds.com. The returns.

•  Assume reinvestment of all dividends and distributions

•  Would be different if the Fund’s fees and expenses were reflected for periods prior to October 24, 2016.

•  Would be lower if the Predecessor Fund's and the Fund's operating expenses had not been limited.

The bar chart: • Shows how the Fund's total return has varied from year to year.
Total returns by calendar year

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 1.78% (3rd quarter, 2016) Lowest -2.67% (3rd quarter, 2015)
Average Annual Total Returns.
The table below shows returns for the Fund over time compared to those of a broad-based market index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. For more information regarding returns, see the “Performance Notes” section in the Fund’s statutory prospectus.

Average annual total returns for periods ending December 31, 2016
Average Annual Total Returns - -	Label	1 Year	Since Inception	Inception Date
Class SDR	Class SDR - Return Before Taxes	3.17%	(0.23%)	Jun. 23, 2014
Class SDR | After Taxes on Distributions	Class SDR - After Taxes on Distributions	1.45%	(2.05%)	Jun. 23, 2014
Class SDR | After Taxes on Distributions and Sales	Class SDR - After Taxes on Distributions and Sale of Fund Shares	1.79%	(0.99%)	Jun. 23, 2014
3-Month USD Fixed LIBOR	3-Month USD Fixed LIBOR (reflects no deduction for fees, expenses or taxes)	0.66%	0.40%	Jun. 23, 2014